Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BMO FUNDS, INC.
Prospectus Date	rr_ProspectusDate	Dec. 29, 2015
BMO Global Low Volatility Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Global Low Volatility Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 130 of this Prospectus and under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 131 of this Prospectus and “How to Buy Shares” beginning on page B-47 of the Fund’s Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses have been restated to reflect current fees.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests at least 80% of its assets in equity securities of companies located in the countries included, at the time of purchase, in the MSCI All Country World Index, which includes 23 developed and 23 emerging market countries. The Fund normally invests at least 40% of its net assets in securities located outside the United States and is diversified among at least three countries. The Fund may invest in companies across all market capitalizations.

The Fund seeks to create a portfolio that exhibits less price volatility than the MSCI All Country World Index. The Adviser defines “volatility” as the standard deviation of the Fund’s returns compared to the standard deviation of the returns in the Index. Under normal market conditions, the Adviser targets a range for the Fund that is 10 – 40% less volatile than the Index. There is no guarantee that the Fund will achieve this target. Using a unique, quantitative approach based on the Adviser’s multi-factor risk/return models, the Adviser selects stocks that either exhibit less price volatility than the Index and/or reduce the overall portfolio volatility due to their negative correlation to other stocks in the portfolio. This approach seeks to provide the Fund with lower downside risk and meaningful upside participation relative to the Index.

In determining where a company is located, the Adviser relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. Although the Fund invests primarily in companies located in countries included in the MSCI All Country World Index, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this Index.

		From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Management Risks. The Adviser’s judgments about the attractiveness, value, level of expected volatility, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results. In addition, the Adviser’s strategy may limit the Fund’s gains in rising markets.

Quantitative Model and Information Risks. When the quantitative models (Models) and information and data (Data) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of the Models depends on the accuracy and completeness of the analyses and assessments that were used in developing such Models. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

		Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.
Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at www.bmofunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows the Fund’s total returns before taxes for the 2014 calendar year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets.

		The Lipper Global Multi-Cap Core Funds Index (LGMCCFI) tracks the total return performance of the 30 largest funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar year 2014)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The return for the Class I shares of the Fund from January 1, 2015 through September 30, 2015 was (1.58)%.

During the periods shown in the bar chart for the Fund:

	Quarter Ended	Returns
Best quarter	6/30/2014	5.64%
Worst quarter	9/30/2014	(2.28)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/14
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I and after-tax returns for Class A will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A will vary.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed and emerging markets.

		The Lipper Global Multi-Cap Core Funds Index (LGMCCFI) tracks the total return performance of the 30 largest funds included in this Lipper category.
BMO Global Low Volatility Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	4.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.55%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 87
3 Years	rr_ExpenseExampleYear03	1,236
5 Years	rr_ExpenseExampleYear05	2,374
10 Years	rr_ExpenseExampleYear10	5,162
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,236
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,374
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,162
2014	rr_AnnualReturn2014	10.33%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2015 through September 30, 2015
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.58%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2014
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.64%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.28%)
1 Year	rr_AverageAnnualReturnYear01	10.33%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	12.21%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 27, 2013	[4]
BMO Global Low Volatility Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	4.90%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.80%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.70%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 607
3 Years	rr_ExpenseExampleYear03	1,742
5 Years	rr_ExpenseExampleYear05	2,860
10 Years	rr_ExpenseExampleYear10	5,577
1 Year	rr_ExpenseExampleNoRedemptionYear01	607
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,742
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,860
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 5,577
BMO Global Low Volatility Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.91%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	11.87%	[4]
BMO Global Low Volatility Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.05%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.27%	[4]
BMO Global Low Volatility Equity Fund | MSCI All Country World Index (reflects no deduction of fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.16%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	9.32%	[4]
BMO Global Low Volatility Equity Fund | LGMCCFI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.32%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	7.49%	[4]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	Other Expenses have been restated to reflect current fees.
[3]	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.85% for Class I and 1.10% for Class A through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[4]	Because Class A shares have not been offered for a full calendar year, the information provided represents returns of Class I shares. Class A shares (without the reflection of the payment of sales charges) would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, the performance of Class A shares will be lower than the performance of the Class I shares because the Class A shares have higher Total Annual Fund Operating Expenses. In addition, Class A shares charge a front-end sales charge, which also will lower the performance of Class A shares.